Non-Cash Share-Based Compensation - Summary of Share Options (Details) - Share Options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding beginning balance	7,918,500
Number of Shares, Granted	3,689,996
Number of Shares, Expired	(628,954)
Number of Shares, Canceled or Forfeited	(632,120)
Number of Shares, Outstanding ending balance	10,347,422	7,918,500
Number of Shares, Exercisable as of March 31, 2023	2,218,568
Number of Shares, Vested and expected to vest as of March 31, 2023	10,347,422
Weighted Average Exercise Price, Outstanding beginning balance	$ 4.76
Weighted Average Exercise Price, Granted	0.58
Weighted Average Exercise Price, Expired	14.12
Weighted Average Exercise Price, Canceled or Forfeited	4.79
Weighted Average Exercise Price, Outstanding ending balance	2.71	$ 4.76
Weighted Average Exercise Price, Exercisable as of March 31, 2023	6.77
Weighted Average Exercise Price, Vested and expected to vest as of March 31, 2023	$ 2.71
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 9 months 14 days	8 years 4 months 24 days
Weighted Average Remaining Contractual Term (in years), Exercisable as of March 31, 2023	6 years 9 months 29 days
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest as of March 31, 2023	8 years 9 months 14 days